SCHEDULE OF OTHER EXPENSE TRANSACTION (Details) (Parenthetical)	12 Months Ended
Mar. 31, 2022 shares
Other Gains Losses And Expenses Net
Share holders issued	6,688,392
Warrant holders issued	6,212,050
Granted enterprises shares	345,000